Dividends to shareholders (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends to shareholders
Final	$ 2,489	$ 2,403	$ 2,402
Interim	1,180	1,180	1,139
Total	$ 3,669	$ 3,583	$ 3,541
Final	$ 1.90	$ 1.90	$ 1.90
Interim	0.90	0.90	0.90
Total	$ 2.80	$ 2.80	$ 2.80
Period of time unclaimed dividends were forfeited	12 years
Unclaimed dividends forfeited and adjusted for in retained earnings	$ 1	$ 4	$ 2